UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31/
Date of reporting period:	5/31/2011

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for the remaining series as appropriate.

Dreyfus Brazil Equity Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Brazil Equity Fund
May 31, 2011 (Unaudited)

Common Stocks--61.4%	Shares	Value ($)
Brazil
AES Tiete	108,339	1,543,629
Aliansce Shopping Centers	96,010	864,105
Autometal	49,978	538,505
Banco Bradesco, ADR	84,540	1,684,037
Banco do Brasil	62,963	1,119,386
BR Malls Participacoes	29,764	344,472
Brasil Telecom, ADR	88,300	2,712,576
Cia Paranaense de Energia, ADR	74,400	1,975,320
EDP - Energias do Brasil	27,782	669,127
Gerdau, ADR	28,400	313,252
Light	68,834	1,184,499
Localiza Rent a Car	63,468	1,057,968
Marfrig Alimentos	101,451	919,505
Natura Cosmeticos	51,371	1,377,274
Petroleo Brasileiro, ADR	80,530	2,517,368
Positivo Informatica	65,100	292,955
Santos Brasil Participacoes	33,150	630,328
Sonae Sierra Brasil	43,065	661,908
Telecomunicacoes de Sao Paulo, ADR	38,300	1,119,892
Tim Participacoes, ADR	47,215	2,310,230
Tractebel Energia	72,570	1,230,390
Ultrapar Participacoes, ADR	183,160	3,284,059
Vale, ADR	98,500	2,886,050
Vivo Participacoes, ADR	26,200	1,182,144
Total Common Stocks
(cost $27,066,156)		32,418,979

Preferred Stocks--33.8%	Shares	Value ($)
Brazil
Alpargatas	74,600	581,575
Banco Bradesco	9,256	181,981

Bradespar	56,000	1,437,490
Brasil Telecom	54,719	551,092
Cia de Gas de Sao Paulo, Cl. A	35,300	1,020,238
Cia Paranaense de Energia, Cl. B	9,562	248,482
Confab Industrial	420,735	1,213,338
Gerdau	95,227	1,044,766
Itausa - Investimentos Itau	529,654	3,964,642
Lojas Americanas	173,767	1,723,628
Metalurgica Gerdau	48,510	669,040
Petroleo Brasileiro	125,151	1,910,878
Suzano Papel e Celulose	115,925	1,072,733
Telecomunicacoes de Sao Paulo	5,812	166,468
Tim Participacoes	20,300	97,656
Ultrapar Participacoes	8,700	152,357
Usinas Siderurgicas de Minas Gerais, Cl. A	108,980	1,046,456
Vale, Cl. A	21,562	612,797
Vivo Participacoes	3,332	147,408
Total Preferred Stocks
(cost $17,338,082)		17,843,025

Rights--.0%
Brazil
Itausa - Investimentos Itau
(cost $1)	1 [a]	1

Other Investment--4.4%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,302,000)	2,302,000 [b]	2,302,000

Total Investments (cost $46,706,239)	99.6%	52,564,005
Cash and Receivables (Net)	.4%	188,522
Net Assets	100.0%	52,752,527

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $46,706,238. Net unrealized appreciation on investments was $5,857,766 of which $7,302,204 related to appreciated investment securities and $1,444,438 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Materials	23.0
Financial	16.1
Telecommunication Services	15.6
Utilities	14.4
Consumer Discretionary	10.7
Energy	8.4
Money Market Investment	4.4
Consumer Staples	3.9
Industrial	2.3
Information Technology	.8
99.6
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	50,262,004	-	-	50,262,004
Mutual Funds	2,302,000	-	-	2,302,000
Rights+	1	-	-	1

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s//Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 25, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	July 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)